Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 06, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2012